                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4533

                     (Investment Company Act File Number)

             Federated Municipal High Yield Advantage Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/05

             Date of Reporting Period: Fiscal year ended 8/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.

Established 1987

19TH ANNUAL SHAREHOLDER REPORT

August 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$9.71		$9.55		$9.73	$9.91		$9.78
Income From Investment Operations:
Net investment income	0.51		0.55		0.56	0.55	[1]	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.37		0.17		(0.18)	(0.19	) [1]	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.88		0.72		0.38	0.36		0.70
Less Distributions:
Distributions from net investment income	(0.54)		(0.56)		(0.56)	(0.54)		(0.57)
Net Asset Value, End of Period	$10.05		$9.71		$9.55	$9.73		$9.91
Total Return [2]	9.34%		7.77%		4.06%	3.79%		7.48%

Ratios to Average Net Assets:
Net expenses	1.07%		1.06%		1.07%	1.08%		1.09%
Net investment income	5.20%		5.71%		5.87%	5.68	% [1]	5.69%
Expense waiver/reimbursement [3]	0.00	% [4]	0.00	% [4]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,899		$136,812		$117,435	$111,642		$106,555
Portfolio turnover	18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$9.71		$9.54		$9.73	$9.90		$9.77
Income From Investment Operations:
Net investment income	0.44		0.48		0.49	0.47	[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.37		0.18		(0.19)	(0.17	) [1]	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.81		0.66		0.30	0.30		0.63
Less Distributions:
Total distributions from net investment income	(0.47)		(0.49)		(0.49)	(0.47)		(0.50)
Net Asset Value, End of Period	$10.05		$9.71		$9.54	$9.73		$9.90
Total Return [2]	8.53%		7.07%		3.18%	3.11%		6.67%

Ratios to Average Net Assets:
Net expenses	1.82%		1.81%		1.82%	1.83%		1.84%
Net investment income	4.46%		4.96%		5.12%	4.94	% [1]	4.94%
Expense waiver/reimbursement [3]	0.00	% [4]	0.00	% [4]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,901		$120,205		$124,736	$107,348		$91,074
Portfolio turnover	18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$9.71		$9.54		$9.73	$9.90		$9.77
Income From Investment Operations:
Net investment income	0.44		0.47		0.48	0.48	[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.37		0.19		(0.18)	(0.18	) [1]	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.81		0.66		0.30	0.30		0.63
Less Distributions:
Distributions from net investment income	(0.47)		(0.49)		(0.49)	(0.47)		(0.50)
Net Asset Value, End of Period	$10.05		$9.71		$9.54	$9.73		$9.90
Total Return [2]	8.52%		7.07%		3.17%	3.13%		6.66%

Ratios to Average Net Assets:
Net expenses	1.82%		1.81%		1.82%	1.83%		1.84%
Net investment income	4.45%		4.96%		5.12%	4.93	% [1]	4.94%
Expense waiver/reimbursement [3]	0.00	% [4]	0.00	% [4]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,419		$25,646		$14,083	$10,220		$10,953
Portfolio turnover	18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$9.71		$9.55		$9.73	$9.91		$9.78
Income From Investment Operations:
Net investment income	0.52		0.55		0.57	0.55	[1]	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.36		0.17		(0.19)	(0.19	) [1]	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.88		0.72		0.38	0.36		0.70
Less Distributions:
Distributions from net investment income	(0.54)		(0.56)		(0.56)	(0.54)		(0.57)
Net Asset Value, End of Period	$10.05		$9.71		$9.55	$9.73		$9.91
Total Return [2]	9.34%		7.77%		4.06%	3.79%		7.48%

Ratios to Average Net Assets:
Net expenses	1.07%		1.06%		1.07%	1.08%		1.09%
Net investment income	5.21%		5.71%		5.87%	5.68	% [1]	5.69%
Expense waiver/reimbursement [3]	0.00	% [4]	0.00	% [4]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,351		$160,088		$167,097	$183,467		$197,154
Portfolio turnover	18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,042.40	$5.56
Class B Shares	$1,000	$1,038.50	$9.40
Class C Shares	$1,000	$1,038.40	$9.40
Class F Shares	$1,000	$1,042.40	$5.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.76	$5.50
Class B Shares	$1,000	$1,015.98	$9.30
Class C Shares	$1,000	$1,015.98	$9.30
Class F Shares	$1,000	$1,019.81	$5.45

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.08%
Class B Shares	1.83%
Class C Shares	1.83%
Class F Shares	1.07%

Management's Discussion of Fund Performance

The fund's total returns, based on net asset value, for the 12-month reporting period were 9.34% for Class A Shares, 8.53% for Class B Shares, 8.52% for Class C Shares and 9.34% for Class F Shares. The total return of the Lehman Brothers Municipal Bond Index (LBMB), 1 the fund's benchmark index, was 5.31% during the 12-month reporting period. The fund (Class A, Class B, Class C, and Class F Shares) outperformed the LBMB in both total return and income.

The average total return of the Lipper High Yield Municipal Debt Fund's Average (Average), 2 a performance benchmark for the fund, was 8.71% during the 12-month reporting period. The dividend yield of the Class A and Class F Shares also remained above the Lipper peer group average. However, a portion of the dividend yield was attributable to the prior year's undistributed earnings.

1 The LBMB is the broad-based securities market index for the fund. To be included in the LBMB, bonds must have a minimum credit rating of Baa, have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The LBMB includes both zero coupon bonds and bonds subject to the federal alternative minimum tax. Effective October 1, 2005, the fund elected to add the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI) as another market benchmark for the fund. The total return of the LBNIGMBI was 13.24% during the 12-month reporting period. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the LBMB and LBNIGMBI.

2 Lipper figures represent the average of the total returns reports by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

The fund's investment strategy focused on: (a) the selection of lower-quality investment grade and non-investment grade securities; these securities typically have higher yields than high-quality investment grade securities available in the market; 3 (b) the selection of intermediate to long maturity bonds that typically yield more than short-term bonds due to the upward sloping yield curve (the yield curve shows the relative yield of similar securities with different maturities); and (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors) and to inverse floaters; inverse floaters typically have higher yields due to the leverage structure of these securities. The fund's strategy also focused on the effective duration of the fund's portfolio (which indicates the portfolio's sensitivity to changes in interest rates). These were the most significant factors affecting the fund's performance.

The following discussion focuses on the performance of the fund's Class A Shares. The 9.34% total return of the Class A Shares for the reporting period consisted of 5.84% of tax-exempt dividends and 3.50% appreciation in the net asset value of the shares.

MARKET OVERVIEW

During the reporting period, long-term interest rates remained low but showed some volatility, as the bond market appeared to attempt to determine the extent of the strength of the U.S. economy and the Fed intentions concerning short-term interest rates. The ten-year Treasury note began the reporting period at 4.12%, reached a high of 4.64% on March 22, 2005, and then declined to 4.01% at the end of the reporting period. The continuation of the low interest rate environment resulted in investors pursuing lower rated credits because of the additional yield they offered. As a result, certain revenue bond sectors outperformed the LBMB, such as hospital, industrial development and pollution control project bonds. High-yield, tax-exempt municipal debt (non-investment grade bonds rated "BB" and lower or unrated bonds of comparable quality) provided strong total returns, as investors were attracted to the significantly higher yield provided by these issues.

The Fed raised short-term interest rates eight times during the reporting period bringing the Federal Funds Target Rate to 3.50% by the end of the reporting period. This resulted in a significant flattening of the municipal yield curve with short-term interest rates rising and long-term interest rates declining (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened).

3 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

CREDIT QUALITY

Credit spreads, or the yield difference between the "AAA" municipal bonds and bonds of lower credit quality and similar maturity, decreased during the reporting period. Credit spreads became tighter to a greater extent for "BBB" rated (or comparable quality) debt than for other investment grade rated ("AAA," "AA," "A" or comparable quality) debt. Non-investment grade (or high-yield) tax-exempt municipal debt also performed well during the reporting period, as the demand for non-investment grade, tax-exempt municipal debt was great. The tightening of credit spreads between lower-quality bonds and high-quality bonds benefited the fund's performance because of the fund's sizable positions in lower-quality, investment-grade, tax-exempt municipal bonds and non-investment grade, tax-exempt municipal bonds.

YIELD CURVE AND MATURITY

Tax-exempt municipal bonds with longer maturities provided better returns during the reporting period as the yield curve flattened and the yields on bonds with longer maturities declined while the yield on bonds with shorter maturities increased. The declining long-term interest rates, and flattening of the yield curve, benefited the fund's performance because of the fund's high concentration in tax-exempt municipal bonds with long maturities (20 to 30 years).

SECTORS AND SECURITY SELECTION

During the reporting period, the fund allocated more of its portfolio to transportation (tolls roads and secured airline bonds), tobacco, education, and hospital bonds. These sectors performed well and benefited fund performance. A number of holdings were upgraded in both the hospital and education sectors, which resulted in these holdings gaining in price. This benefited the fund's performance. The increased income and price appreciation derived from the fund's holdings of inverse floaters also benefited the fund's performance.

DURATION 4

As determined at the end of the reporting period, the fund's dollar-weighted average duration was 5.96 years. Duration management is a significant component of the fund's investment strategy. The fund's hedging strategy negatively affected the fund's performance. During most of the reporting period, in anticipation of rising interest rates, the fund hedged the portfolio (adjusted the duration shorter) using Treasury future contracts. The fund's use of these instruments, however, negatively affected the fund's performance since these instruments did not perform well because longer-term and intermediate-term municipal interest rates declined during the reporting period.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 2 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDFA). 2

Average Annual Total Return [3] for the Period Ended 8/31/2005
1 Year	4.40%
5 Years	5.49%
Start of Performance (8/5/1996)	4.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Effective October 1, 2005, the Fund elected to add the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI) as another market benchmark for the Fund. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 2 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDFA). 2

Average Annual Total Return [3] for the Period Ended 8/31/2005
1 Year	3.03%
5 Years	5.37%
Start of Performance (8/5/1996)	4.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Effective October 1, 2005, the Fund elected to add the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI) as another market benchmark for the Fund. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 2 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDFA). 2

Average Annual Total Return [3] for the Period Ended 8/31/2005
1 Year	6.42%
5 Years	5.47%
Start of Performance (8/5/1996)	4.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Effective October 1, 2005, the Fund elected to add the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI) as another market benchmark for the Fund. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Municipal High Yield Advantage Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1995 to August 31, 2005, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 2 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 2 and the Lipper High Yield Municipal Debt Funds Average (LHMDA). 2

Average Annual Total Return [3] for the Period Ended 8/31/2005
1 Year	7.24%
5 Years	6.25%
10 Years	4.99%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The maximum contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 Effective October 1, 2005, the Fund elected to add the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI) as another market benchmark for the Fund. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At August 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	11.5%	Aaa	10.6%
AA	3.8%	Aa	2.9%
A	7.1%	A	5.9%
BBB	14.7%	Baa	14.0%
BB	6.6%	Ba	4.4%
B	2.7%	B	1.3%
CCC	0.4%	Caa	1.5%
CC	0.2%	Ca	0.4%
C	0.4%	C	0.0%
D	0.0%	D	0.0%
Not Rated by S&P	52.6%	Not Rated by Moody's	59.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 46.0% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

August 31, 2005

Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--96.2%
		Alabama--0.4%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	BBB/Baa2	$2,016,420
		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR	1,365,926
		Arizona--0.1%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR	556,270
		Arkansas--0.4%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB/Baa2	2,321,440
		California--6.9%
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	BBB/NR	1,017,950
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	BBB/NR	1,047,600
3,000,000	[2,3]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929) RITES, 7.80% (California State Fiscal Recovery Fund), 7/1/2013	NR/Aa3	3,728,970
4,595,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa	4,985,805
1,405,000		California State, UT GO Bonds, 5.00% (U.S. Treasury PRF 6/1/2011 @ 100), 6/1/2012	AAA/Aaa	1,540,821
4,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	A/A2	4,690,470
1,285,000	[2,3]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR	1,327,058
1,000,000	[2,3]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR	1,063,390
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	A-/A3	2,086,920
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	BBB/Baa3	$5,031,400
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3	3,259,739
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3	944,625
1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2	1,067,480
2,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Lease Revenue Bonds, (Series C), 7.50% (American Airlines, Inc.)/ (Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2	2,134,960
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR	332,213
1,500,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset Assurance INS), 12/1/2035	AA/NR	1,562,175
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR	1,072,590
		TOTAL		36,894,166
		Colorado--5.6%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR	1,581,510
2,000,000		Beacon Point, CO, Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	NR	2,007,260
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(U.S. Treasury PRF 8/15/2011 @ 100)/ (Original Issue Yield: 8.00%), 8/15/2031	AAA/Ba2	1,839,495
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036	NR	996,704
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (U.S. Treasury PRF 3/1/2012 @ 100)/(Original Issue Yield: 7.40%), 3/1/2022	AAA/Ba2	1,130,750
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (U.S. Treasury PRF 3/1/2012 @ 100)/(Original Issue Yield: 7.50%), 3/1/2032	AAA/Ba2	584,515
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1	$1,040,790
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(Original Issue Yield: 7.75%), 12/1/2033	NR	917,654
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/ (Original Issue Yield: 7.375%), 11/1/2028	BB+/NR	891,480
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	BBB/NR	4,273,375
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	NR	1,031,570
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR	1,089,630
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (U.S. Treasury PRF 12/1/2010 @ 101), 12/1/2019	AAA/NR	723,738
2,250,000		Denver, CO, City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2021	AAA/Aaa	2,430,022
2,000,000		Denver, CO, City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022	AAA/Aaa	2,153,080
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB/Baa3	532,440
1,500,000		High Plains, CO, Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	NR	1,533,765
1,000,000		Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	NR	1,115,750
1,500,000		Southlands, CO, Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	NR	1,658,205
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR	2,170,000
		TOTAL		29,701,733
		Connecticut--0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	NR/Ba2	1,209,780
		District of Columbia--2.7%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa	14,477,260
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Florida--7.5%
$1,500,000		Arborwood, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	NR	$1,522,635
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR	2,230,540
6,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR	6,613,560
1,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR	1,094,890
825,000		East Homestead, FL, Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	NR	841,995
1,200,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	NR	1,222,056
5,375,000	[2,3]	Florida State Department of Environmental Protection, RITES (PA-967), 7.33562% (FSA INS), 7/1/2013	NR	6,078,749
1,320,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR	1,350,373
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A+/A2	1,095,620
1,000,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	NR	1,086,420
295,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa	298,227
2,000,000		Lee County, FL, IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR	2,109,240
1,080,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	NR	1,092,550
940,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR	1,018,734
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB+/Ba2	1,111,180
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$700,000	[2,3]	Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/ (Original Issue Yield: 7.05%), 11/15/2029	BB+/Ba2	$793,023
500,000		Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/ (Original Issue Yield: 5.30%), 11/15/2024	A/A1	523,830
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	NR	1,067,750
980,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR	1,063,202
600,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	NR	641,928
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR	1,129,120
1,200,000		South Lake County, FL, Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3	1,343,952
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/ (Original Issue Yield: 8.10%), 1/1/2030	NR	2,166,220
880,000		Verandah West, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR	937,138
1,630,000		Volusia County, FL, Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2025	AA/Aa3	1,722,763
		TOTAL		40,155,695
		Georgia--2.8%
5,000,000		Atlanta, GA, Airport Passenger Facilities Charge Revenue, Passenger Facilities Charge Revenue Bonds, 5.00% (FSA INS), 1/1/2034	AAA/Aaa	5,315,900
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR	2,193,740
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	NR	785,038
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%, 1/1/2035	NR/Baa3	1,029,050
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%, 1/1/2028	NR/Baa3	$769,897
1,985,000		Augusta, GA, HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR	2,025,951
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 10/1/2028	AAA/NR	2,150,762
750,000		Fulton County, GA, Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR	765,885
		TOTAL		15,036,223
		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/ (Original Issue Yield: 7.00%), 11/15/2012	NR	1,098,800
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/ (Original Issue Yield: 8.175%), 11/15/2033	NR	1,160,120
455,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B/Caa2	440,536
		TOTAL		2,699,456
		Idaho--0.4%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR	2,015,280
200,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR	200,422
		TOTAL		2,215,702
		Illinois--1.4%
55,000		Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa	55,954
4,680,000	[2,3]	Illinois Finance Authority, RITES (Series PA-1286), 7.68821% (SwedishAmerican Hospital)/(AMBAC INS), 11/15/2023	AAA/NR	5,452,294
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	NR	1,018,680
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	BBB/NR	1,018,810
		TOTAL		7,545,738
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Indiana--2.0%
$1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR	$1,004,240
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR	3,241,680
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR	2,043,680
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2	2,120,260
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR	1,016,870
1,355,000		St. Joseph County, IN, Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	BBB/NR	1,404,146
		TOTAL		10,830,876
		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR	1,938,224
		Kansas--0.7%
50,000		Manhattan, KS, IDRB, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corp. Project), 8/1/2006	NR	49,921
1,625,000		Manhattan, KS, IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	NR	1,628,218
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/ (U.S. Treasury PRF 5/15/2010 @ 102)/(Original Issue Yield: 8.25%), 5/15/2030	NR	1,202,340
590,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	NR/Aaa	595,888
		TOTAL		3,476,367
		Kentucky--1.1%
2,000,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	C/Ca	1,757,220
2,000,000		Kentucky Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR	1,990,280
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Kentucky--continued
$2,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/ (Original Issue Yield: 6.97%), 10/1/2028	NR	$2,214,260
		TOTAL		5,961,760
		Louisiana--1.7%
1,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00% (International Paper Co.), 11/1/2018	BBB/Baa2	1,008,720
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 9/1/2005	NR	1,900,000
1,980,000	[2,3]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/ (Original Issue Yield: 8.75%), 12/1/2030	NR	2,120,778
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR	2,003,660
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BBB-/Ba1	2,022,200
		TOTAL		9,055,358
		Maine--0.4%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series A), 7.50% (Piper Shores)/(U.S. Treasury PRF 1/1/2009 @ 100), 1/1/2019	NR	1,126,600
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series A), 7.55% (Piper Shores)/(U.S. Treasury PRF 1/1/2009 @ 100), 1/1/2029	NR	1,128,160
		TOTAL		2,254,760
		Maryland--1.3%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR	2,142,940
4,115,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Civista Medical Center)/(Radian Asset Assurance INS), 7/1/2037	AA/Aa3	4,246,680
500,000	[2,3]	Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	NR	520,330
		TOTAL		6,909,950
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Massachusetts--2.7%
$2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	BB-/NR	$2,126,000
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa3	2,055,840
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR	2,436,880
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR	1,111,280
1,305,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 7.82192%, 8/1/2014	NR	1,624,086
500,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA 999-R-B), 7.82192%, 8/1/2015	NR	622,255
1,715,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 7.82192%, 8/1/2019	NR	2,134,335
1,805,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 7.82192%, 8/1/2020	NR	2,246,341
		TOTAL		14,357,017
		Michigan--0.7%
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.)/(U.S. Treasury PRF 4/15/2012 @ 100), 4/15/2023	AAA/Baa2	1,148,950
550,000		Gaylord, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	NR	573,688
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	BBB/NR	1,675,140
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/ (Original Issue Yield: 5.07%), 5/15/2037	BBB/NR	504,945
		TOTAL		3,902,723
		Minnesota--4.9%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	A-/A2	4,693,000
5,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR	5,011
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$3,000,000		Duluth, MN, EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	A-/NR	$3,166,440
550,000		Glencoe, MN, Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health Services), 4/1/2031	BBB/NR	556,451
2,000,000		Minneapolis, MN, Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	A-/A2	2,212,220
1,000,000		Minneapolis/St. Paul, MN, Airport Commission, Special Facilities Revenue Refunding Bonds (Series 2005A), 7.375% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.75%), 4/1/2025	NR	950,880
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	NR	512,410
4,000,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005), 6.00% (Health East, Inc.), 11/15/2035	BB+/Baa3	4,358,440
5,280,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+/NR	5,312,261
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	NR	1,036,240
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/ (Original Issue Yield: 7.05%), 3/1/2029	NR	2,017,020
1,500,000		St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR	1,581,150
		TOTAL		26,401,523
		Mississippi--0.5%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-/Ba1	2,569,625
		Missouri--0.9%
2,445,000	[2]	Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR	2,307,126
670,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	BBB+/Baa1	687,112
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Missouri--continued
$1,000,000		St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR	$1,079,490
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR	526,725
		TOTAL		4,600,453
		Multi State--1.7%
8,240,000	[2,3]	Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 11.1541%, 1/1/2032	NR	9,349,681
		Nevada--1.3%
1,000,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Special Improvement District No. 142 (Mountain's Edge))/(Original Issue Yield: 6.40%), 8/1/2023	NR	1,035,100
975,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR	1,008,306
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR	1,892,088
1,300,000	[2,3]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	NR	1,360,814
1,000,000	[2,3]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	NR	1,040,860
500,000		Las Vegas, NV, Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.00%, 6/1/2019	NR	516,365
		TOTAL		6,853,533
		New Jersey--3.6%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR	2,191,320
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR	1,426,125
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR	$1,555,022
3,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	BBB/Baa2	3,339,480
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	BBB/Baa2	1,075,930
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B/Caa2	1,002,320
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/ (Original Issue Yield: 6.72%), 7/1/2023	B+/NR	415,604
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3	2,211,880
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	BBB/Baa3	5,837,400
		TOTAL		19,055,081
		New Mexico--1.2%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/ (SunAmerica, Inc. GTD), 12/1/2021	NR	894,064
2,535,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR	2,618,959
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB/Baa2	2,142,300
940,000	[2,3]	Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	NR	983,870
		TOTAL		6,639,193
		New York--9.5%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR	2,581,375
115,000		Dutchess County, NY, IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR	126,833
990,000		Dutchess County, NY, IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR	1,091,871
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 7.8126% (MBIA Insurance Corp. INS), 1/1/2010	NR	6,228,300
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$570,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3	$625,250
8,000,000	[2,3]	New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	NR	8,612,400
2,000,000	[2,3]	New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	NR	2,162,260
1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BB-/Ba2	1,670,430
2,000,000		New York City, NY, UT GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A+/A1	2,174,240
2,800,000	[2,3]	New York City, NY, RITES (PA-1075), 9.2113%, 6/1/2018	A+/NR	3,595,816
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022	A+/A1	5,513,400
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	A+/A1	1,063,160
4,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025	A+/A1	4,243,720
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	AA/Aa3	316,731
1,075,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BB/Ba1	1,097,919
869,921		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	NR	868,747
750,000		Schenectady, NY, Tax Anticipation Notes (Series 2004), 5.90% TANs, 12/30/2005	NR	749,227
5,250,000	[2,3]	Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 7.36614% (New York State), 6/1/2016	AA-/NR	6,383,633
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa2	1,611,570
		TOTAL		50,716,882
		North Carolina--1.2%
2,500,000		Gaston County, NC, Industrial Facilities and Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	NR	2,618,875
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR	532,650
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$1,940,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR	$2,016,494
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1	1,250,724
		TOTAL		6,418,743
		Ohio--2.3%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR	1,637,190
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR	563,670
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-A), 8.0626% (Catholic Healthcare Partners), 10/1/2012	NR	3,058,425
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-B), 8.0626% (Catholic Healthcare Partners), 10/1/2013	NR	3,028,175
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB-/Baa2	1,553,055
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	NR	1,531,485
450,000	[2,3]	Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	NR	482,418
375,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	NR	396,334
		TOTAL		12,250,752
		Oklahoma--0.8%
4,300,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR	4,369,230
		Oregon--1.5%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	NR/Baa3	1,012,040
2,960,000	[2,3]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267A), 7.28959% (Providence Health System), 4/1/2012	NR	3,561,413
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Oregon--continued
$2,040,000	[2,3]	Multnomah County, OR, Hospital Facilities Authority, RITES (PA-1267B), 7.78959% (Providence Health System), 4/1/2012	NR	$2,531,824
1,000,000		Yamhill County, OR, Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	NR	1,035,620
		TOTAL		8,140,897
		Pennsylvania--8.5%
1,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/ (Original Issue Yield: 6.02%), 8/15/2018	NR	1,338,179
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/ (Original Issue Yield: 9.70%), 11/15/2030	B/B1	5,412,825
620,000		Allegheny County, PA, HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR	407,334
2,000,000	[2,3]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/ (Original Issue Yield: 6.75%), 9/1/2024	NR	1,942,460
1,120,000		Allegheny County, PA, IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	NR	1,168,082
1,400,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR	1,497,174
1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR	1,031,070
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR	1,567,560
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2	2,174,800
2,000,000		Cumberland County, PA, Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR	2,212,920
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR	1,103,130
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR	$1,037,910
2,000,000		Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR	2,146,000
1,000,000		Montgomery County, PA, IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	NR	1,060,530
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR	532,630
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	NR/B1	1,079,480
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR	2,149,680
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BB/NR	1,510,080
900,000	[4]	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College)/ (U.S. Treasury PRF 5/15/2006 @ 102), 5/15/2015	NR	943,515
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	NR/Baa2	922,230
1,000,000		Philadelphia, PA, Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	AAA/Aaa	1,058,250
10,995,000		Philadelphia, PA, Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033	AAA/Aaa	11,576,965
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S. Treasury PRF 9/1/2011 @ 100)/(Original Issue Yield: 7.35%), 9/1/2031	NR	1,783,890
		TOTAL		45,656,694
		Puerto Rico--0.4%
9,000,000	[2,3]	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	NR	579,960
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 7.78959% (AMBAC INS), 1/1/2011	NR	1,310,630
		TOTAL		1,890,590
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.2%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB+/Baa1	$1,119,870
		South Carolina--1.3%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	B-/NR	1,151,040
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	B-/NR	1,563,086
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR	1,433,295
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(U.S. Treasury PRF 12/15/2010 @ 102)/(Original Issue Yield: 7.55%), 12/15/2021	NR	1,819,470
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	BBB/Baa3	1,079,360
		TOTAL		7,046,251
		South Dakota--0.4%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR	2,006,680
		Tennessee--2.7%
3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2	3,627,300
1,000,000		Johnson City, TN, Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032	NR	1,033,750
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa3	1,075,360
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$2,100,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/ (U.S. Treasury PRF 4/1/2006 @ 102)/(Original Issue Yield: 8.50%), 4/1/2012	NR/#Aaa	$2,162,832
5,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/ (U.S. Treasury PRF 4/1/2006 @ 102)/(Original Issue Yield: 8.875%), 4/1/2024	NR/#Aaa	5,260,900
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR	1,111,730
		TOTAL		14,271,872
		Texas--5.9%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR	2,034,240
800,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR	877,320
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3	1,067,080
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB-/Baa2	1,146,270
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy)/(Original Issue Yield: 6.77%), 10/1/2038	BBB-/Baa2	801,365
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy), 4/1/2033	BBB-/Baa2	1,205,170
2,380,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB-/Baa2	2,546,410
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	BBB-/NR	1,110,200
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2000A), 9.00% TOBs (American Airlines, Inc.), Mandatory Tender 5/1/2015	CCC/Caa2	2,071,400
2,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	C/Ca	320,000
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$4,000,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	NR	$4,436,800
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR	1,654,995
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB-/Baa3	544,830
1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B-/Caa2	990,150
1,000,000		Houston, TX, HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), 2/15/2034	NR	1,110,260
1,000,000		Mesquite, TX, Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR	1,093,100
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR	2,167,400
250,000		Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB-/Baa3	260,975
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR	1,011,550
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR	970,240
2,000,000		Tarrant County, TX, Housing Finance Corp., MFH Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR	1,901,040
2,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	CC/NR	842,840
1,485,000	[5]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	D/NR	149,376
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3	1,092,090
		TOTAL		31,405,101
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Virginia--3.1%
$675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR	$761,846
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR	1,127,340
2,000,000		Henrico County, VA, EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR	2,149,200
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR	1,679,490
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BB-/Ba3	3,894,525
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BB-/Ba3	4,095,040
2,850,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	BBB/Baa3	2,962,461
		TOTAL		16,669,902
		Washington--1.0%
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR	934,980
1,000,000		Skagit County, WA, Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	NR/Baa3	1,096,210
250,000		Skagit County, WA, Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	NR/Baa3	261,850
2,475,000	[2,3]	Washington State, Drivers (Series 1073), 12.72% (FSA INS), 7/1/2028	AAA/Aaa	3,185,548
		TOTAL		5,478,588
		Wisconsin--2.8%
750,000		Milwaukee, WI, Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	BB+/NR	744,135
1,000,000		Racine, WI, Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009	BBB+/NR	984,680
Principal Amount			Credit Rating [1]	Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR	$1,203,875
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR	1,052,120
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR	929,315
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	NR	1,426,348
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	NR	770,483
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	NR	1,074,260
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR	2,000,360
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR	1,249,963
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR	528,685
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3	1,741,606
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR	1,003,020
		TOTAL		14,708,850
		Wyoming--0.3%
1,500,000		Teton County, WY, Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR	1,570,620
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $485,685,918)		514,073,455
Principal Amount			Credit Rating [1]	Value
		SHORT-TERM MUNICIPALS--0.3%
		Alaska--0.3%
$300,000		Valdez, AK, Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	$300,000
1,100,000		Valdez, AK, Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1	1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,400,000)		1,400,000
		OTHER--0.9%
1,500,000	[2,3]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR/Baa1	1,713,645
1,000,000	[2,3]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	NR/Baa1	1,013,140
2,000,000	[2,3]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR/Baa1	2,293,740
		TOTAL OTHER (IDENTIFIED COST $4,500,000)		5,020,525
		TOTAL MUNICIPAL INVESTMENTS--97.4% (IDENTIFIED COST $491,585,918) [6]		520,493,980
		OTHER ASSETS AND LIABILITIES - NET--2.6%		14,075,974
		TOTAL NET ASSETS--100%		$534,569,954

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.5% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Current ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $102,146,197 which represents 19.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At August 31, 2005, these securities amounted to $99,839,071 which represents 18.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

5 Security is in default of principal and interest.

6 The cost of investments for federal tax purposes amounts to $491,382,646.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax-Exempt Receipts
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2005

Assets:
Total investments in securities, at value (identified cost $491,585,918)		$520,493,980
Cash		51,273
Income receivable		8,737,954
Receivable for investments sold		10,195,000
Receivable for shares sold		1,995,721
TOTAL ASSETS		541,473,928
Liabilities:
Payable for investments purchased	$5,861,913
Payable for shares redeemed	643,256
Payable for daily variation margin	75,000
Payable for distribution services fee (Note 5)	103,095
Payable for shareholder services fee (Note 5)	111,975
Accrued expenses	108,735
TOTAL LIABILITIES		6,903,974
Net assets for 53,176,479 shares outstanding		$534,569,954
Net Assets Consist of:
Paid-in capital		$554,829,398
Net unrealized appreciation of investments and futures contracts		28,759,806
Accumulated net realized loss on investments, futures contracts and swap contracts		(49,203,633)
Undistributed net investment income		184,383
TOTAL NET ASSETS		$534,569,954
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($193,898,633 ÷ 19,285,322 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/95.50 of $10.05) [1]		$10.52
Redemption proceeds per share		$10.05
Class B Shares:
Net asset value per share ($120,901,155 ÷ 12,031,124 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share (94.50/100 of $10.05) [1]		$9.50
Class C Shares:
Net asset value per share ($42,418,957 ÷ 4,220,752 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/99.00 of $10.05) [1]		$10.15
Redemption proceeds per share (99.00/100 of $10.05) [1]		$9.95
Class F Shares:
Net asset value per share ($177,351,209 ÷ 17,639,281 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/99.00 of $10.05) [1]		$10.15
Redemption proceeds per share (99.00/100 of $10.05) [1]		$9.95

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2005

Investment Income:
Interest			$30,284,423
Expenses:
Investment adviser fee (Note 5)		$2,893,055
Administrative personnel and services fee (Note 5)		386,781
Custodian fees		24,249
Transfer and dividend disbursing agent fees and expenses		288,505
Directors'/Trustees' fees		13,802
Auditing fees		17,016
Legal fees		10,672
Portfolio accounting fees		159,046
Distribution services fee--Class B Shares (Note 5)		897,424
Distribution services fee--Class C Shares (Note 5)		254,100
Shareholder services fee--Class A Shares (Note 5)		402,407
Shareholder services fee--Class B Shares (Note 5)		299,141
Shareholder services fee--Class C Shares (Note 5)		84,682
Shareholder services fee--Class F Shares (Note 5)		415,396
Share registration costs		85,983
Printing and postage		51,678
Insurance premiums		10,993
Taxes		35,181
Miscellaneous		12,963
TOTAL EXPENSES		6,343,074
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(19,363)
Waiver of shareholder services fee--Class F Shares	(430)
TOTAL WAIVERS		(19,793)
Net expenses			6,323,281
Net investment income			23,961,142
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			605,441
Net realized loss on futures contracts			(1,069,671)
Net change in unrealized appreciation of investments			18,615,903
Net change in unrealized appreciation of futures contracts			(190,785)
Net realized and unrealized gain on investments and futures contracts			17,960,888
Change in net assets resulting from operations			$41,922,030

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,961,142	$23,940,920
Net realized loss on investments and future contracts	(464,230)	(9,093,138)
Net change in unrealized appreciation/depreciation of investments and futures contracts	18,425,118	16,458,890
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,922,030	31,306,672
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,741,402)	(7,406,905)
Class B Shares	(5,660,776)	(6,353,710)
Class C Shares	(1,575,388)	(1,013,997)
Class F Shares	(9,124,639)	(9,586,790)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,102,205)	(24,361,402)
Share Transactions:
Proceeds from sale of shares	133,745,722	80,033,469
Net asset value of shares issued to shareholders in payment of distributions declared	14,991,894	14,045,160
Cost of shares redeemed	(73,737,960)	(81,624,180)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	74,999,656	12,454,449
Change in net assets	91,819,481	19,399,719
Net Assets:
Beginning of period	442,750,473	423,350,754
End of period (including undistributed net investment income of $184,383 and $1,273,254, respectively)	$534,569,954	$442,750,473

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2005

1. ORGANIZATION

Federated Municipal High Yield Advantage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes. The Fund offers four classes of shares: Class A, Class B, Class C, and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal Bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward-settling basis. For the year ended August 31, 2005, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At August 31, 2005, the Fund had no open swap contracts.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended August 31, 2005, the Fund had realized losses on futures contracts of $1,069,671.

At August 31, 2005, the Fund had the following outstanding futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2005	150 U.S. Treasury Note 10-Year Futures	Short	$(148,256)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,285,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$1,000,000
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	4/23/2002-10/7/2002	$6,060,232
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	5/9/2003	$1,000,000
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	7/15/2005	$541,890
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$1,279,850
Security	Acquisition Date	Acquisition Cost
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$986,780
Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	$1,953,424
Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	7/8/2005	$500,000
Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	$675,248
New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$8,000,000
New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	2/11/2004	$450,000
Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 7.78959% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780
Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana Pueblo Project), 7/1/2015	6/29/2004	$940,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended August 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,822,549	$67,441,835	3,647,879	$35,444,755
Shares issued to shareholders in payment of distributions declared	650,139	6,396,061	556,209	5,377,893
Shares redeemed	(2,273,605)	(22,416,797)	(2,415,498)	(23,377,043)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,199,083	$51,421,099	1,788,590	$17,445,605

Year Ended August 31	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,062,859	$20,380,095	1,938,395	$18,820,868
Shares issued to shareholders in payment of distributions declared	299,211	2,940,775	334,869	3,237,939
Shares redeemed	(2,714,177)	(26,776,320)	(2,958,378)	(28,612,171)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(352,107)	$(3,455,450)	(685,114)	$(6,553,364)

Year Ended August 31	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,981,610	$19,566,807	1,712,878	$16,695,062
Shares issued to shareholders in payment of distributions declared	102,826	1,011,870	67,904	656,448
Shares redeemed	(505,502)	(4,988,610)	(614,379)	(5,906,976)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,578,934	$15,590,067	1,166,403	$11,444,534

Year Ended August 31	2005		2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,668,509	$26,356,985	938,640	$9,072,784
Shares issued to shareholders in payment of distributions declared	472,187	4,643,188	493,600	4,772,880
Shares redeemed	(1,984,471)	(19,556,233)	(2,446,617)	(23,727,990)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,156,225	$11,443,940	(1,014,377)	$(9,882,326)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,582,135	$74,999,656	1,255,502	$12,454,449

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted security interest and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(87,954)	$52,192	$35,762

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2005 and 2004, was as follows:

	2005	2004
Tax-exempt income	$25,102,205	$24,361,402

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$184,382
Net unrealized appreciation	$29,111,334
Capital loss carryforward	$49,555,161

At August 31, 2005, the cost of investments for federal tax purposes was $491,382,646. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $29,111,334. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,307,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,196,241.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable primarily to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At August 31, 2005, the Fund had a capital loss carryforward of $49,555,161 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021

The Fund received a copy of a proposed adverse determination letter issued by the Internal Revenue Service to the issuer of the following security. In the event that this determination is not reversed or otherwise resolved by the issuer, the Fund may need to report the income from this security as taxable income.

Security	Market Value
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	$6,613,560

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2005, the net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended August 31, 2005, FSC retained $124,232 of fees paid by the Fund.

Sales Charges

For the year ended August 31, 2005, FSC retained $199,665 in sales charges from the sale of Class A Shares. FSC also retained $13,497 of contingent deferred sales charges relating to redemptions of Class A Shares, $6,811 relating to redemptions of Class C Shares, and $1,346 relating to redemption of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund will pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended August 31, 2005, FSSC voluntarily waived $430 of its fee. For the year ended August 31, 2005, FSSC retained $12,631 of fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $250,663,755 and $168,505,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

The Fund has 52.3% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher-yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2005, were as follows:

Purchases	$151,299,264
Sales	$84,496,719

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2005, 100% of the distributions from net investment income are exempt from federal income tax, other than the federal alternative minimum tax.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Federated Municipal High Yield Advantage Fund, Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal High Yield Advantage Fund, Inc. at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 10, 2005

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: November 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: November 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1987	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

G01091-01 (10/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $21,883

                  Fiscal year ended 2004 - $16,984

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $81

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,653 and $0
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $202,519

                  Fiscal year ended 2004 - $239,952

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        October 21, 2005

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer

Date        October 21, 2005